Equity and Distributions (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital contributions received and cash distributions paid by REO with respect to year indicated
Capital Contributions	$ 206	$ 135,874	$ 63,153
Cash Distributions	43,448	64,996	4,385
REO [Member]
Capital contributions received and cash distributions paid by REO with respect to year indicated
Capital Contributions		5,000	6,600
Cash Distributions	$ 7,800	$ 65,000	$ 4,400